Note 17 - Commitments (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
	Amount ($)
Due within 1 year	206
1 – 3 years	178
3 – 5 years	74
More than 5 years	-
Total	458	(1)